Other reserves (Details) - Schedule of Revaluation Reserve in Respect of Debt Securities - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of debt securities [Line Items]
Change in fair value	£ (52)	£ (41)	£ (132)
Deferred tax	(30)	(27)	11
Current tax	1	1	8
Change in fair value	0	0	0
Gains less losses on disposal of financial assets at fair value through other comprehensive income	157	140	76
Debt securities | Reserve of gains and losses on financial assets measured at fair value through other comprehensive income
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of debt securities [Line Items]
At 1 January	(322)	(393)	(362)
Change in fair value	(52)	(41)	(132)
Deferred tax	14	11	34
Current tax	1	1	8
Change in fair value	(37)	(29)	(90)
Gains less losses on disposal of financial assets at fair value through other comprehensive income	157	140	76
Deferred tax	(44)	(38)	(23)
Net Income statement transfers	113	102	53
Impairment recognised in the income statement	(3)	(2)	6
At 31 December	£ (249)	£ (322)	£ (393)